Financial risk management (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash balance	$ 445	$ 677
Working capital	485	6,114
Total capital	4,159	(2,878)
Total capital	$ (4,159)	$ 2,878
One Customers [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue	60.00%
Four customers [member]
IfrsStatementLineItems [Line Items]
Percentage of revenue		28.00%
Asia Pacific Customers [Member]
IfrsStatementLineItems [Line Items]
Percentage of trade receivables	85.00%	4.00%
Europe Customers [Member]
IfrsStatementLineItems [Line Items]
Percentage of trade receivables	10.00%	65.00%